Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Warrants
Schedule of Fair Value of Warrants

	Three Months Ended March 31,
	2024(1)	2023(2)
Exercise price	$14.8715	$-
Market price	$14.8715	$-
Expected life (in years)	5.76	-
Volatility	117.83%	-%
Risk-free interest rates	4.18%	-%
Dividend yield	-%	-%

(1)	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.

(2)	There were no stock options granted during the period.

The Company estimates the fair value of warrants using the Black-Scholes-Merton pricing model with the following assumptions at the reporting date:

	December 31, 2023		December 31, 2022
	Liability Classified	Equity Classified	Liability Classified
Expected volatility	97-98%	99%	89%
Expected term (in years)	0.3	1.5	1.0 - 1.5
Risk-free interest rate	5.26-5.60%	5.09%	4.41% - 4.73%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Stock Warrant Activity

Details of stock warrant activity for the years ended December 31, 2023 and 2022, are as follows:

	Number of Warrants – Liability Classified	Number of Warrants – Equity Classified	Weighted Average Exercise Price
Outstanding at December 31, 2021	367,015	-	$20.00
Outstanding at December 31, 2022	367,015	-	20.00
Granted	-	117,903	20.00
Outstanding at December 31, 2023	367,015	117,903	$20.00